RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Related Party [Abstract]
Schedule of related party transactions
Compensation was as follows and includes the entire year 2021, up to 31 December 2021:

Amounts in $ ‘000	Fixed remuneration		Short-term variable: annual bonus		Share-based payments		Post-employment benefits		Other		Total
Mr Sijmen de Vries, CEO and Executive Director	2021:	681	2021:	357	2021:	1,264	2021:	120	2021:	38	2021:	2,460
	2020:	614	2020:	431	2020:	1,739	2020:	107	2020:	37	2020:	2,927
	2019:	568	2019:	347	2019:	546	2019:	81	2019:	36	2019:	1,578
Mr Bruno Gianettie	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—
	2020:	402	2020:	201	2020:	708	2020:	85	2020:	27	2020:	1,424
	2019:	371	2019:	190	2019:	324	2019:	78	2019:	9	2019:	973
Mr Robin Wright	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—	2021:	—
	2020:	155	2020:	14	2020:	107	2020:	15	2020:	350	2020:	641
	2019:	355	2019:	167	2019:	128	2019:	26	2019:	—	2019:	676
Key management includes members of the Board of Directors:

Amounts in US$ ‘000	2021	2020	2019
Salaries and other short-term employee benefits	1,522	2,695	2,389
Post-employment benefits	120	207	185
Share-based compensation	1,552	2,841	1,131
Total	3,194	5,743	3,705